Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes
Schedule of income tax (benefit) expense

	Successor Registrant		Predecessor Registrant
	2012	Period from May 26, 2011 through December 31, 2011	Period from January 1, 2011 through May 25, 2011	2010

Current:
ISR	$1,078	$1,276	$267	$58
IETU	56	43	357	530
Total current	1,134	1,319	624	588

Deferred:
ISR	(26,815)	6,175	(10,965)	(149)
IETU	(4,815)	5,512	2,146	264
Change in valuation allowance	15,676	(873)	10,394	76
Total deferred	(15,954)	10,814	1,575	191

Total income tax (benefit) expense	$(14,820)	$12,133	$2,199	$779

Schedule of reconciliation of expected income taxes at statutory rates to income tax expense

	2012	2011	2010

Expected income tax expense (benefit) at statutory rate	$7,950	$(9,986)	$(3,933)

Tax inflation and statutory foreign exchange effects	3,546	4,676	1,681
Nondeductible expenses	1,624	1,953	230
ISR and IETU hybrid method	(21,834)	8,168	17,986
Use of previously reserved tax loss carryforwards	(21,782)	—	(15,261)
Change in valuation allowance	15,676	9,521	76

Total income tax (benefit) expense	$(14,820)	$14,332	$779

Schedule of significant components of the net deferred tax liability

	2012	2011
Deferred tax assets:
Tax loss carryforwards	$58,670	$32,838
Concessions, net	34,294	32,464
Credits on IETU losses	6,998	5,887
Deferred revenue	7,071	7,643
Accrued expenses	2,740	2,194
Other	28	780
Total deferred tax assets before valuation allowance	109,801	81,806
Valuation allowance for deferred tax assets	(50,173)	(34,497)
Net deferred tax assets	59,628	47,309

Deferred tax liabilities:
Satellites and equipment, net	(54,534)	(48,306)
Intangibles, net	(8,123)	(17,015)
Prepaid insurance and other	(1,651)	(1,120)
Deferred financing cost	(744)	(2,247)
Total deferred tax liabilities	(65,052)	(68,688)

Net deferred tax liability	$(5,424)	$(21,379)

Classification on consolidated balance sheets:
Current deferred tax assets	$3,059	$—
Current deferred tax liabilities	—	(1,490)
Long-term deferred tax liabilities	(8,483)	(19,889)

Net deferred tax liabilities	$(5,424)	$(21,379)

Schedule of tax loss carryforwards and credits

As of December 31, 2012, Satmex has tax loss carryforwards and credits on IETU losses, which are available to offset future taxable income, as follows:

	Amounts (1)
Expiration Date	Tax loss carryforwards	Credits on IETU losses

2013	$82,827	$—
2014	30,517	—
2016	227,784	—
2017	24,655	—
2018	79,453	—
2021	8,272	17,623
2022	—	1,261

	$453,508	$18,884

(1)                      The amounts presented above have been adjusted for Mexican inflation as permitted by Mexican tax law.